PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 10

Gateway Center Three, 4th Floor
100 Mulberry Street
Newark, New Jersey 07102

December 30, 2011

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:     497(j) Filing for Prudential Investment Portfolios, Inc. 10

Registration numbers 333- 119741 and 811-08085

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on December 28, 2011.

Thank you for your attention to this filing. Please direct any questions to the undersigned at (973) 802-6469.

                              Very truly yours,

/s/ Jonathan D. Shain

Jonathan D. Shain

Assistant Secretary